United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Asset Allocation Fund
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Six months ended 05/31/11

Item 1.                      Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R*	FSBKX
IS	SBFIX

*formerly, Class K Shares

Federated Asset Allocation Fund

(formerly, Federated Stock and Bond Fund)

Fund Established 1934

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.87	$15.65	$13.11	$19.99	$20.55	$18.95
Income From Investment Operations:
Net investment income	0.11[1]	0.19[1]	0.29	0.40	0.41	0.38
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.69	1.05	2.52	(4.91)	1.42	1.93
TOTAL FROM INVESTMENT OPERATIONS	1.80	1.24	2.81	(4.51)	1.83	2.31
Less Distributions:
Distributions from net investment income	(0.11)	(0.02)	(0.27)	(0.42)	(0.40)	(0.38)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(1.95)	(1.99)	(0.33)
TOTAL DISTRIBUTIONS	(0.11)	(0.02)	(0.27)	(2.37)	(2.39)	(0.71)
Net Asset Value, End of Period	$18.56	$16.87	$15.65	$13.11	$19.99	$20.55
Total Return[2]	10.69%	7.91%	21.84%	(25.39)%	9.88%	12.55%[3]
Ratios to Average Net Assets:
Net expenses	1.25%[4,5]	1.25%[5]	1.25%[5]	1.25%[5]	1.25%[5]	1.17%[5]
Net investment income	1.21%[4]	1.20%	2.00%	2.48%	2.07%	1.90%
Expense waiver/reimbursement[6]	0.12%[4]	0.21%	0.26%	0.19%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,055	$135,002	$149,696	$125,373	$195,687	$198,289
Portfolio turnover	89%	184%	254%	190%	135%	106%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return for the year ended November 30, 2006.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.25%, 1.24%, 1.24%, 1.25%, 1.24% and 1.16% for the six months ended May 31, 2011 and for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.69	$15.61	$13.09	$19.96	$20.52	$18.93
Income From Investment Operations:
Net investment income	0.04[1]	0.07[1]	0.15	0.26	0.25	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.67	1.03	2.55	(4.89)	1.43	1.94
TOTAL FROM INVESTMENT OPERATIONS	1.71	1.10	2.70	(4.63)	1.68	2.14
Less Distributions:
Distributions from net investment income	(0.04)	(0.02)	(0.18)	(0.29)	(0.25)	(0.22)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(1.95)	(1.99)	(0.33)
TOTAL DISTRIBUTIONS	(0.04)	(0.02)	(0.18)	(2.24)	(2.24)	(0.55)
Net Asset Value, End of Period	$18.36	$16.69	$15.61	$13.09	$19.96	$20.52
Total Return[2]	10.25%	7.03%	20.86%	(25.97)%	9.05%	11.59%
Ratios to Average Net Assets:
Net expenses	2.05%[3,4]	2.05%[4]	2.05%[4]	2.05%[4]	2.03%[4]	1.99%[4]
Net investment income	0.40%[3]	0.42%	1.23%	1.72%	1.31%	1.07%
Expense waiver/reimbursement[5]	0.13%[3]	0.21%	0.26%	0.17%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,177	$14,541	$20,151	$21,637	$41,365	$50,182
Portfolio turnover	89%	184%	254%	190%	135%	106%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.04%, 2.04%, 2.05%, 2.03% and 1.98% for the six months ended May 31, 2011 and for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.62	$15.55	$13.04	$19.90	$20.47	$18.88
Income From Investment Operations:
Net investment income	0.04[1]	0.06[1]	0.18	0.26	0.26	0.22
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.67	1.03	2.51	(4.87)	1.42	1.94
TOTAL FROM INVESTMENT OPERATIONS	1.71	1.09	2.69	(4.61)	1.68	2.16
Less Distributions:
Distributions from net investment income	(0.04)	(0.02)	(0.18)	(0.30)	(0.26)	(0.24)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(1.95)	(1.99)	(0.33)
TOTAL DISTRIBUTIONS	(0.04)	(0.02)	(0.18)	(2.25)	(2.25)	(0.57)
Net Asset Value, End of Period	$18.29	$16.62	$15.55	$13.04	$19.90	$20.47
Total Return[2]	10.32%	6.99%	20.86%	(25.98)%	9.05%	11.69%
Ratios to Average Net Assets:
Net expenses	2.01%[3,4]	2.05%[4]	2.05%[4]	2.05%[4]	2.00%[4]	1.95%[4]
Net investment income	0.43%[3]	0.40%	1.18%	1.66%	1.30%	1.11%
Expense waiver/reimbursement[5]	0.12%[3]	0.17%	0.21%	0.16%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,911	$36,415	$28,278	$20,603	$26,572	$27,033
Portfolio turnover	89%	184%	254%	190%	135%	106%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01%, 2.04%, 2.04%, 2.05%, 2.00% and 1.95% for the six months ended May 31, 2011 and for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.81	$15.68	$13.13	$20.02	$20.57	$18.98
Income From Investment Operations:
Net investment income	0.07[1]	0.11[1]	0.26	0.30	0.33	0.28
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.68	1.04	2.50	(4.90)	1.43	1.94
TOTAL FROM INVESTMENT OPERATIONS	1.75	1.15	2.76	(4.60)	1.76	2.22
Less Distributions:
Distributions from net investment income	(0.07)	(0.02)	(0.21)	(0.34)	(0.32)	(0.30)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(1.95)	(1.99)	(0.33)
TOTAL DISTRIBUTIONS	(0.07)	(0.02)	(0.21)	(2.29)	(2.31)	(0.63)
Net Asset Value, End of Period	$18.49	$16.81	$15.68	$13.13	$20.02	$20.57
Total Return[2]	10.43%	7.32%	21.30%	(25.76)%	9.44%	11.98%
Ratios to Average Net Assets:
Net expenses	1.68%[3,4]	1.74%[4]	1.75%[4]	1.75%[4]	1.70%[4]	1.68%[4]
Net investment income	0.77%[3]	0.71%	1.41%	1.93%	1.55%	1.42%
Expense waiver/reimbursement[5]	0.12%[3]	0.14%	0.18%	0.14%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,149	$53,749	$47,254	$18,947	$16,070	$10,234
Portfolio turnover	89%	184%	254%	190%	135%	106%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.68%, 1.73%, 1.74%, 1.75%, 1.70% and 1.67% for the six months ended May 31, 2011 and for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010	Period Ended 11/30/2009[1]
Net Asset Value, Beginning of Period	$16.91	$15.65	$14.06
Income From Investment Operations:
Net investment income	0.13[2]	0.23[2]	0.13
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	1.71	1.05	1.56
TOTAL FROM INVESTMENT OPERATIONS	1.84	1.28	1.69
Less Distributions:
Distributions from net investment income	(0.14)	(0.02)	(0.10)
Net Asset Value, End of Period	$18.61	$16.91	$15.65
Total Return[3]	10.87%	8.16%	12.07%
Ratios to Average Net Assets:
Net expenses	0.96%[4,5]	1.00%[5]	1.00%[4,5]
Net investment loss	1.42%[4]	1.47%	1.91%[4]
Expense waiver/reimbursement[6]	0.12%[4]	0.19%	0.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,175	$12,421	$2,776
Portfolio turnover	89%	184%	254%[7]
1	Reflects operations for the period from June 12, 2009 (date of initial investment) to November 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96%, 0.99% and 1.00% for the six months ended May 31, 2011, for the year ended November 30, 2010 and for the period ended November 30, 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,106.90	$6.57
Class B Shares	$1,000	$1,102.50	$10.75
Class C Shares	$1,000	$1,103.20	$10.54
Class R Shares	$1,000	$1,104.30	$8.81
Institutional Shares	$1,000	$1,108.70	$5.05
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.29
Class B Shares	$1,000	$1,014.71	$10.30
Class C Shares	$1,000	$1,014.91	$10.10
Class R Shares	$1,000	$1,016.55	$8.45
Institutional Shares	$1,000	$1,020.14	$4.84
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.25%
Class B Shares	2.05%
Class C Shares	2.01%
Class R Shares	1.68%
Institutional Shares	0.96%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	35.5%
Corporate Debt Securities	13.2%
International Equity Securities	5.8%
Mortgage-Backed Securities[3]	5.6%
U.S. Treasury and Agency Securities	2.7%
Asset-Backed Securities	2.3%
Foreign Debt Securities	1.3%
Trade Finance Agreements	1.0%
Municipal Security[4]	0.0%
Rights[4]	0.0%
Derivative Contracts[5]	0.8%
Cash Equivalents[6]	32.4%
Other Assets and Liabilities — Net[7]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

At May 31, 2011, the Fund's sector composition8 was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	20.8%
Financials	14.9%
Consumer Discretionary	12.2%
Consumer Staples	11.5%
Energy	11.1%
Health Care	10.5%
Industrials	10.3%
Materials	6.2%
Utilities	2.5%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 36.3%
		Consumer Discretionary – 4.4%
2,600	[1]	Aeropostale, Inc.	49,140
5,900		Autoliv, Inc.	454,182
500	[1]	AutoZone, Inc.	147,000
4,100	[1]	Bed Bath & Beyond, Inc.	220,949
8,800		Best Buy Co., Inc.	279,488
1,800	[1]	BorgWarner, Inc.	130,518
3,500		CBS Corp. - Class B	97,825
1,600		Coach, Inc.	101,856
15,200		Comcast Corp., Class A	383,648
57,000	[1]	DIRECTV- CLASS A	2,864,820
3,000	[1]	Dollar Tree, Inc.	191,220
12,947	[1]	Federal-Mogul Corp., Class A	299,853
3,600		Foot Locker, Inc.	89,784
35,700	[1]	Ford Motor Co.	532,644
42,600		Gannett Co., Inc.	607,476
72,800		International Game Technology	1,255,072
2,700	[1]	Liberty Media Holding Corp. - Capital, Series A	246,078
2,900		Macy's, Inc.	83,752
4,800		McGraw-Hill Cos., Inc.	203,856
300	[1]	NetFlix, Inc.	81,240
2,700		Nike, Inc., Class B	228,015
5,600		PetSmart, Inc.	253,680
300		Polo Ralph Lauren Corp., Class A	38,031
5,300		Ross Stores, Inc.	434,388
13,100		TJX Cos., Inc.	694,562
7,400	[1]	TRW Automotive Holdings Corp.	420,838
1,000	[1]	Tempur-Pedic International, Inc.	65,040
6,125		Time Warner Cable, Inc.	472,972
30,000		Time Warner, Inc.	1,092,900
1,300		Tractor Supply Co.	82,108
2,800		V.F. Corp.	279,076
400		Whirlpool Corp.	33,520
5,700		Wiley (John) & Sons, Inc., Class A	302,100
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,600		Williams-Sonoma, Inc.	62,640
		TOTAL	12,780,271
		Consumer Staples – 4.2%
41,000		Altria Group, Inc.	1,150,460
2,400		Brown-Forman Corp., Class B	173,952
37,300		CVS Corp.	1,443,137
9,100		Church and Dwight, Inc.	765,310
28,480	[1]	Coca-Cola Enterprises, Inc.	822,787
21,800	[1]	Constellation Brands, Inc., Class A	478,728
22,600		Corn Products International, Inc.	1,282,098
9,000		Dr. Pepper Snapple Group, Inc.	370,800
13,000		Herbalife Ltd.	731,640
7,500		Hormel Foods Corp.	219,975
5,500		PepsiCo, Inc.	391,160
28,600		Philip Morris International, Inc.	2,052,050
4,500		Procter & Gamble Co.	301,500
1,900		Reynolds American, Inc.	75,582
4,600	[1]	Smithfield Foods, Inc.	96,370
25,058		The Coca-Cola Co.	1,674,125
		TOTAL	12,029,674
		Energy – 4.0%
800		Anadarko Petroleum Corp.	63,616
15,900		Baker Hughes, Inc.	1,175,487
15,100		Chevron Corp.	1,584,141
2,000		Cimarex Energy Co.	191,860
32,071		ConocoPhillips	2,348,239
3,100		Devon Energy Corp.	260,617
17,400		Exxon Mobil Corp.	1,452,378
3,100		Halliburton Co.	155,465
5,200		Helmerich & Payne, Inc.	325,936
16,500	[1]	McDermott International, Inc.	350,130
8,000		Murphy Oil Corp.	551,120
27	[1]	NRG Energy, Inc.	668
9,300		Occidental Petroleum Corp.	1,003,005
1,200	[1]	Oceaneering International, Inc.	97,800
2,700	[1]	Oil States International, Inc.	213,435
21,700		Peabody Energy Corp.	1,331,512
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
6,608		QEP Resources, Inc.	287,448
100		Schlumberger Ltd.	8,572
2,900		Sunoco, Inc.	117,421
4,400		Valero Energy Corp.	121,000
		TOTAL	11,639,850
		Financials – 5.4%
1,200		Aflac, Inc.	57,348
1,900		Alexandria Real Estate Equities, Inc.	156,826
4,637		Allied World Assurance Co. Holdings, Ltd.	281,095
1,900		American Financial Group, Inc., Ohio	67,564
4,100	[1]	American International Group, Inc.	116,850
7,600		Ameriprise Financial, Inc.	465,348
1,600		Avalonbay Communities, Inc.	212,912
10,111	[1]	Berkshire Hathaway, Inc. - Class B	799,477
2,900		Boston Properties, Inc.	314,215
25,100		Capital One Financial Corp.	1,363,934
11,800		Chubb Corp.	773,962
10	[1]	Citigroup, Inc.	412
16,700		Commerce Bancshares, Inc.	714,426
3,300		Digital Realty Trust, Inc.	205,821
2,200		Hartford Financial Services Group, Inc.	58,630
15,000		Host Hotels & Resorts, Inc.	263,700
33,276		JPMorgan Chase & Co.	1,438,854
37,400		KeyCorp	316,778
5,500		Legg Mason, Inc.	186,120
6,000		Lincoln National Corp.	176,100
3,700		M & T Bank Corp.	326,710
4,100		Marsh & McLennan Cos., Inc.	125,747
11,500		PNC Financial Services Group	717,830
4,500		Plum Creek Timber Co., Inc.	182,340
3,900		Principal Financial Group	121,953
9,800		Progressive Corp., Ohio	212,170
10,400		Prologis Trust	172,224
20,100		Protective Life Corp.	485,214
4,900		Prudential Financial	312,522
32,800		Regions Financial Corp.	231,568
10,719		Reinsurance Group of America, Inc.	680,978
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
2,400		Simon Property Group, Inc.	283,344
2,700		Taubman Centers, Inc.	163,539
31,400		The Travelers Cos, Inc.	1,949,312
9,800		Torchmark Corp.	649,740
8,900		Waddell & Reed Financial, Inc., Class A	343,540
24,100		Wells Fargo & Co.	683,717
		TOTAL	15,612,820
		Health Care – 3.8%
3,400		Aetna, Inc.	148,512
12,400		AmerisourceBergen Corp.	511,128
3,900		Baxter International, Inc.	232,128
1,100		Beckman Coulter, Inc.	91,399
1,300	[1]	Biogen Idec, Inc.	123,149
4,000	[1]	Brookdale Senior Living, Inc.	103,240
16,400		CIGNA Corp.	818,196
14,693		Cardinal Health, Inc.	667,356
8,500	[1]	Cephalon, Inc.	677,365
1,100		Cooper Cos., Inc.	82,401
4,160	[1]	Covidien PLC	228,800
1,700	[1]	DaVita, Inc.	142,885
1,100	[1]	Endo Pharmaceuticals Holdings, Inc.	45,793
3,500	[1]	Express Scripts, Inc., Class A	208,460
8,600	[1]	Gilead Sciences, Inc.	358,964
35,400	[1]	Health Management Association, Class A	403,560
1,800	[1]	Hologic, Inc.	38,700
30,900	[1]	Humana, Inc.	2,488,377
600	[1]	Illumina, Inc.	43,248
1,575	[1]	Life Technologies, Inc.	81,853
15,900		Lilly (Eli) & Co.	611,832
1,808		McKesson HBOC, Inc.	154,783
1,000	[1]	Medco Health Solutions, Inc.	59,860
6,300		Medtronic, Inc.	256,410
62,100	[1]	Mylan Laboratories, Inc.	1,462,144
2,000	[1]	United Therapeutics Corp.	129,140
10,735		UnitedHealth Group, Inc.	525,478
900	[1]	Varian Medical Systems, Inc.	60,786
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,600	[1]	Waters Corp.	157,696
		TOTAL	10,913,643
		Industrials – 3.8%
1,200	[1]	AGCO Corp.	62,004
12,200		Boeing Co.	951,966
2,500		Caterpillar, Inc.	264,500
1,600		Chicago Bridge & Iron Co., NV	60,896
3,600	[1]	Copart, Inc.	169,200
2,700	[1]	Corrections Corp., of America	62,100
128		Cummins, Inc.	13,471
20,900		Danaher Corp.	1,139,677
1,400		Deere & Co.	120,512
8,500		Donaldson Co., Inc.	507,535
2,300		Dover Corp.	154,629
900		Emerson Electric Co.	49,095
86,600		General Electric Co.	1,700,824
3,700		Lockheed Martin Corp.	288,230
1,200		Northrop Grumman Corp.	78,348
4,900	[1]	OshKosh Truck Corp.	135,730
11,600		Pall Corp.	650,760
6,000		Parker-Hannifin Corp.	533,100
6,100		Precision Castparts Corp.	958,310
800		Rockwell Automation, Inc.	66,488
1,000		Toro Co.	63,880
1,400	[1]	URS Corp.	61,684
300		Union Pacific Corp.	31,491
16,500		United Parcel Service, Inc.	1,212,585
6,700		United Technologies Corp.	588,059
3,900	[1]	Verisk Analytics, Inc.	132,795
4,400		W. W. Grainger, Inc.	664,708
2,200	[1]	Waste Connections, Inc.	69,168
		TOTAL	10,791,745
		Information Technology – 7.6%
4,500		AVX Corp.	70,785
15,598		Accenture PLC	895,169
20,500	[1]	Advanced Micro Devices, Inc.	177,940
1,600	[1]	Agilent Technologies, Inc.	79,792
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,500	[1]	Alliance Data Systems Corp.	140,895
7,697	[1]	Apple, Inc.	2,677,247
28,400		Applied Materials, Inc.	391,352
4,400	[1]	Autodesk, Inc.	189,112
16,000	[1]	Avago Technologies Ltd.	540,640
9,200		CA, Inc.	215,280
38,100	[1]	Convergys Corp.	486,918
2,500		DST Systems, Inc.	125,675
27,500	[1]	Dell, Inc.	442,200
72,300	[1]	EMC Corp. Mass	2,058,381
11,200	[1]	FIserv, Inc.	722,624
6,500		FactSet Research Systems	720,590
4,800	[1]	Fairchild Semiconductor International, Inc., Class A	86,592
3,200	[1]	Gartner Group, Inc., Class A	124,896
600	[1]	Google, Inc.	317,412
18,900		Hewlett-Packard Co.	706,482
35,300		Intel Corp.	794,603
14,792		International Business Machines Corp.	2,498,813
8,182	[1]	Intuit, Inc.	441,583
1,900	[1]	Juniper Networks, Inc.	69,559
4,200	[1]	Lexmark International Group, Class A	125,076
59,518		Microsoft Corp.	1,488,545
9,800	[1]	NetApp, Inc.	536,746
14,900		Oracle Corp.	509,878
33,200	[1]	Qlogic Corp.	537,176
5,200		Qualcomm, Inc.	304,668
2,200	[1]	Sandisk Corp.	104,544
1,900	[1]	Skyworks Solutions, Inc.	48,393
6,100	[1]	Sohu.com, Inc.	491,843
10,300		Solera Holdings, Inc.	608,627
13,775	[1]	Teradata Corporation	768,507
10,300	[1]	Teradyne, Inc.	164,903
11,200		Texas Instruments, Inc.	395,360
1,700		Visa, Inc.-Class A Shares	137,802
34,200	[1]	Vishay Intertechnology, Inc.	542,754
1,203	[1]	VistaPrint NV	59,164
		TOTAL	21,798,526
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Materials – 2.2%
400		Airgas, Inc.	27,632
3,400		Albemarle Corp.	240,856
1,000		Aptargroup, Inc.	53,400
7,700		Ball Corp.	304,227
9,400		CF Industries Holdings, Inc.	1,445,532
1,954		Domtar Corp.	200,246
2,300		Du Pont (E.I.) de Nemours & Co.	122,590
1,100		Eastman Chemical Co.	116,435
2,000		Ecolab, Inc.	109,760
2,400		Freeport-McMoRan Copper & Gold, Inc.	123,936
1,600		Lubrizol Corp.	215,200
6,000		PPG Industries, Inc.	532,200
11,800		Praxair, Inc.	1,248,912
6,200		Sigma-Aldrich Corp.	435,798
3,400		Steel Dynamics, Inc.	58,140
57,600	[1]	Stillwater Mining Co.	1,166,400
800	[1]	The Mosaic Co.	56,680
		TOTAL	6,457,944
		Utilities – 0.9%
19,500		Energen Corp.	1,214,265
8,900		Entergy Corp.	606,535
17,700		FirstEnergy Corp.	789,774
		TOTAL	2,610,574
		TOTAL COMMON STOCKS (IDENTIFIED COST $94,376,615)	104,635,047
		Asset-Backed Securities – 1.3%
$5,652	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029	4,692
500,000		Ally Master Owner Trust 2011-1 A1, Series 2011-1, 1.068%, 01/15/2016	501,177
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.741%, 2/10/2051	276,695
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, 5.886%, 11/15/2044	887,924
500,000		Ford Credit Floorplan Master Owner Trust 2011-1, Series 2011-1, 0.798%, 02/15/2016	500,353
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.148%, 4/15/2041	391,591
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.265%, 2/12/2051	107,529
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 03/12/2051	429,063
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	343,762
250,000		Morgan Stanley Capital, Inc. A4, 5.878%, 6/11/2049	276,303
50,000	[2,3]	SMART Series 2011-1US Trust, Series 2011-1USA, 0.948%, 04/14/2013	50,010
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,478,169)	3,769,099
		Collateralized Mortgage Obligations – 1.0%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	830,346
494,582	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	504,218
375,000	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A3, 4.205%, 7/10/2046	378,552
450,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	491,779
588,324	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	614,154
100,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.256%, 9/15/2047	106,532
4,504	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,746
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,848,528)	2,929,327
		Corporate Bonds – 5.8%
		Basic Industry - Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	123,282
13,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	13,895
100,000		Praxair, Inc., 4.625%, 03/30/2015	110,737
50,000		RPM International, Inc., 6.500%, 02/15/2018	54,918
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	43,686
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	40,055
		TOTAL	386,573
		Basic Industry - Metals & Mining – 0.3%
80,000		Alcan, Inc., 5.000%, 06/01/2015	88,700
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	76,540
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	117,666
10,000		BHP Finance (USA), Inc., Company Guarantee, 6.500%, 04/01/2019	12,100
200,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/01/2019	241,271
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	127,580
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	101,514
		TOTAL	765,371
		Basic Industry - Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	36,228
150,000	[4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	0
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	111,937
		TOTAL	148,165
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	54,606
100,000		Boeing Co., 4.875%, 02/15/2020	109,668
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,460
		TOTAL	190,734
		Capital Goods - Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	22,765
70,000		Emerson Electric Co., 4.875%, 10/15/2019	77,457
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	73,715
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	113,593
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	78,750
		TOTAL	366,280
		Capital Goods - Environmental – 0.1%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	121,453
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,815
		TOTAL	152,268
		Communications - Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	30,392
100,000		Comcast Corp., 7.050%, 03/15/2033	116,988
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	117,543
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	131,946
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	24,993
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	63,922
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	56,323
		TOTAL	542,107
		Communications - Media Noncable – 0.0%
90,000		News America, Inc., 5.650%, 08/15/2020	101,583
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Communications - Telecom Wireless – 0.1%
$130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	187,668
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	100,693
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	20,696
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	102,418
		TOTAL	411,475
		Communications - Telecom Wirelines – 0.2%
15,000		CenturyLink, Inc., Sr. Note, 6.150%, 09/15/2019	15,920
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	164,605
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	51,004
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	107,137
40,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.100%, 4/15/2018	46,170
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	58,532
		TOTAL	443,368
		Consumer Cyclical - Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	78,209
50,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	51,491
		TOTAL	129,700
		Consumer Cyclical - Entertainment – 0.1%
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	295,748
		Consumer Cyclical - Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	53,485
		Consumer Cyclical - Retailers – 0.1%
167,092	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	167,716
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	62,365
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	20,600
70,000		Target Corp., Note, 5.875%, 07/15/2016	82,411
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 4/15/2038	45,348
		TOTAL	378,440
		Consumer Non-Cyclical - Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	104,488
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	80,479
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,773
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	92,506
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	69,113
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	136,285
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	115,205
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	53,403
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$30,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	32,510
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	16,992
		TOTAL	733,754
		Consumer Non-Cyclical - Health Care – 0.1%
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	52,711
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	54,541
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	24,350
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	87,195
		TOTAL	218,797
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	42,777
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	110,788
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	94,433
		TOTAL	247,998
		Consumer Non-Cyclical - Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	51,763
		Consumer Non-Cyclical - Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	29,704
		Consumer Non-Cyclical - Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	92,566
		Energy - Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	132,721
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,189
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	27,859
80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	86,320
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	25,888
		TOTAL	306,977
		Energy - Integrated – 0.1%
60,000		Conoco, Inc., Sr. Unsecd. Note, 6.95%, 4/15/2029	74,288
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	108,783
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	40,903
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	110,961
		TOTAL	334,935
		Energy - Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 3/15/2019	60,383
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	27,948
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$20,000		Weatherford International Ltd., 7.000%, 03/15/2038	22,642
		TOTAL	110,973
		Energy - Refining – 0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	32,773
		Financial Institution - Banking – 0.8%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	54,349
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	137,219
100,000	[2,3]	Barclays Bank PLC, 5.926%, 9/29/2049	95,935
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	81,498
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	86,392
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	63,221
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	51,885
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	345,917
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/01/2018	164,345
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	96,500
110,000	[2,3]	HSBC Finance Corp., Sr. Sub., Series 144A, 6.676%, 01/15/2021	118,248
75,000		Household Finance Corp., Unsecd. Note, 4.750%, 7/15/2013	80,177
90,000		M & T Bank Corp., 5.375%, 05/24/2012	94,094
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	31,780
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	106,635
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	112,574
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,900
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	16,588
371,658	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	284,378
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,654
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	112,176
140,000		Wachovia Corp., 5.750%, 02/01/2018	157,706
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	49,240
		TOTAL	2,395,411
		Financial Institution - Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	260,435
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	54,992
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	46,605
100,000	[2,3]	FMR LLC, 4.75%, 3/01/2013	104,990
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	33,231
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	115,610
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$30,000		Nuveen Investments, 5.500%, 09/15/2015	27,150
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	93,198
		TOTAL	736,211
		Financial Institution - Finance Noncaptive – 0.4%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	206,653
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	65,852
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	130,583
120,000		Capital One Capital IV, 6.745%, 02/17/2037	122,850
20,000		Capital One Capital V, 10.250%, 08/15/2039	21,400
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	565,193
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	34,449
		TOTAL	1,146,980
		Financial Institution - Insurance - Health – 0.0%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	57,349
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	52,343
		TOTAL	109,692
		Financial Institution - Insurance - Life – 0.6%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	124,243
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	143,255
90,000		MetLife, Inc., 6.750%, 06/01/2016	106,168
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	14,250
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	95,661
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	324,355
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	52,990
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	45,191
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	12,062
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	108,728
750,000	[2]	Union Central Life Ins Co, Note, 8.2%, 11/1/2026	802,863
		TOTAL	1,829,766
		Financial Institution - Insurance - P&C – 0.1%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	90,488
80,000		CNA Financial Corp., 6.500%, 08/15/2016	90,234
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	17,067
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	53,418
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	106,688
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	38,743
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,304
		TOTAL	407,942
		Financial Institution - REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	51,114
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	83,895
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	42,893
40,000		Liberty Property LP, 6.625%, 10/01/2017	46,579
120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	122,302
20,000		Prologis, Sr. Note, 7.625%, 08/15/2014	23,052
40,000		Simon Property Group LP, 6.750%, 05/15/2014	45,337
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	52,937
		TOTAL	468,109
		Foreign-Local-Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	66,969
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	127,460
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	92,233
		TOTAL	219,693
		Technology – 0.2%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	22,921
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	47,436
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	121,563
50,000		Harris Corp., 5.950%, 12/01/2017	57,459
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	68,674
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	233,484
		TOTAL	551,537
		Transportation - Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	109,808
50,000		Union Pacific Corp., 4.875%, 01/15/2015	54,978
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	53,579
		TOTAL	218,365
		Transportation - Services – 0.1%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	87,321
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$100,000		Ryder System, Inc., Sr. Unsecd. Note, 3.150%, 03/02/2015	103,034
		TOTAL	190,355
		Utility - Electric – 0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	76,802
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	50,458
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	57,057
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	45,976
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	12,050
60,000	[2,3]	Electricite De France SA, 5.5%, 1/26/2014	66,272
90,000		FirstEnergy Solutions Co, Company Guarantee, 4.8%, 2/15/2015	96,567
50,000		FirstEnergy Solutions Co, Company Guarantee, 6.05%, 8/15/2021	55,088
71,405	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	80,471
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	132,096
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	140,299
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	33,765
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	61,356
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	48,780
100,000		Union Electric Co., 6.000%, 04/01/2018	112,684
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	131,863
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	85,135
		TOTAL	1,286,719
		Utility — Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	127,007
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	19,244
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	70,238
		TOTAL	216,489
		Utility - Natural Gas Pipelines – 0.1%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	107,679
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	80,192
110,000		Enterprise Products LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	132,489
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	101,056
		TOTAL	421,416
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,427,834)	16,791,191
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	Governments/Agencies – 0.1%
	Sovereign – 0.1%
$75,000	United Mexican States, 6.625%, 03/03/2015	87,412
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	34,994
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,352)	122,406
	Mortgage-Backed Securities – 0.2%
7,258	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	8,259
5,209	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	5,972
12,836	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	14,477
12,818	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	14,476
3,990	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	4,496
15,280	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	16,980
43,961	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	47,467
216	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	217
767	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	811
11,275	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	12,271
13,767	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	15,586
9,480	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	10,691
25,421	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	28,165
46,624	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	49,772
47,693	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	50,950
24,895	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	27,631
47,585	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	51,952
54,507	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	58,896
2,553	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	3,109
1,376	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,562
10,890	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	12,364
343	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	365
18,347	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	20,789
2,061	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	2,280
266	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	302
43,645	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	48,446
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$17,777		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	19,730
31,945		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	34,789
49,765		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	53,259
1,217		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,384
4,864		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	5,609
9,578		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	10,881
466		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	537
540		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	614
10,310		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,856
9,761		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	11,089
1,795		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,056
12,035		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	13,834
10,971		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	12,583
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $631,430)	686,507
		MUNICIPAL – 0.0%
		Illinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	95,626
		U.S. Treasury – 2.8%
1,020,120		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041	1,098,542
1,200,000	[5,6]	United States Treasury Bill, 0.005%, 7/7/2011	1,199,982
3,200,000	[5,6]	United States Treasury Bill, 0.050%, 8/4/2011	3,199,815
500,000	[5,6]	United States Treasury Bill, 0.055%, 8/25/2011	499,941
1,900,000	[5,6]	United States Treasury Bill, 0.060%, 7/21/2011	1,899,957
		TOTAL U.S. TREASURY (IDENTIFIED COST $7,903,074)	7,898,237
		MUTUAL FUNDS – 51.3%[7]
189,860		Emerging Markets Fixed Income Core Fund	5,408,702
279,187		Federated InterContinental Fund, Institutional Shares	14,883,464
1,449,633		Federated Mortgage Core Portfolio	14,713,779
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
89,726,101	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	89,726,101
314,052		Federated Project and Trade Finance Core Fund	3,131,099
3,017,727		High Yield Bond Portfolio	20,098,060
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $141,036,434)	147,961,205
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $265,898,436)[9]	284,888,645
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[10]	3,577,499
		TOTAL NET ASSETS — 100%	$288,466,144

At May 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] AEX Index Short Futures	34	$2,377,960	June 2011	$ (6,742)
[1] ASX SPI 200 Index Short Futures	46	$5,417,650	June 2011	$68,581
[1] CAC 40 Index Short Futures	41	$1,635,900	June 2011	$(54,924)
[1] IBEX 35 Index Short Futures	9	$943,245	June 2011	$(16,417)
[1] OMX 30 Index Short Futures	69	$7,962,600	June 2011	$9,336
[1] United States Treasury Notes 2-Year Short Futures	55	$12,055,312	September 2011	$(22,222)
[1] United States Treasury Notes 5-Year Short Futures	212	$25,257,812	September 2011	$(162,773)
[1] United States Treasury Notes 10-Year Short Futures	30	$3,678,281	September 2011	$(29,596)
[1] DAX Index Long Futures	32	$5,836,800	June 2011	$352,015
[1] FTSE 100 Index Long Futures	36	$2,147,580	June 2011	$24,830
[1] FTSE/MIB Index Long Futures	29	$3,059,355	June 2011	$(67,347)
[1] Hang Seng Index Long Futures	7	$8,240,050	June 2011	$51,627
[1] Russell 2000 Mini Index Long Futures	344	$29,164,320	June 2011	$743,592
[1] SGX MSCI Singapore Index Long Futures	70	$5,157,600	June 2011	$77,969
[1] S&P 500 Index Long Futures	114	$38,301,150	June 2011	$831,419
[1] S&P/TSE 60 Index Long Futures	25	$3,941,500	June 2011	$(114,193)
[1] United States Treasury Bonds 30-Year Long Futures	49	$6,117,344	September 2011	$51,388
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,736,543

Semi-Annual Shareholder Report

At May 31, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Banc of America Securities LLC	Goldman Sachs and Co.
Reference Entity	Series 15 Investment-Grade Index	Series 15 Investment-Grade Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	1.00%	1.00%
Expiration Date	12/20/2015	12/20/2015
Implied Credit Spread at 5/31/2011[11]	0.95%	0.95%
Notional Amount	$5,000,000	$5,000,000
Market Value	$49,261	$49,261
Upfront Premiums Received	$39,132	$37,411
Unrealized Appreciation	$10,129	$11,850

At May 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/11/2011	247,290,000 Japanese Yen	$3,002,185	$32,073
7/11/2011	210,610,000 Japanese Yen	$2,501,752	$82,318
7/11/2011	255,750,000 Japanese Yen	$3,001,672	$136,390
7/11/2011	351,510,000 Japanese Yen	$4,180,462	$132,580
7/11/2011	1,082,430,000 Japanese Yen	$13,748,111	$(466,651)
Contracts Sold:
7/11/2011	1,082,430,000 Japanese Yen	$13,511,628	$230,168
7/11/2011	1,065,150,000 Japanese Yen	$13,511,131	$441,697
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$588,575

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $5,037,239, which represented 1.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2011, these liquid restricted securities amounted to $4,230,630, which represented 1.5% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
Semi-Annual Shareholder Report

6	Discount rate at time of purchase.
7	Affiliated holdings.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $265,890,819.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$101,478,941	$ —	$ —	$101,478,941
International	3,156,106	—	—	3,156,106
Debt Securities:
Assets-Backed Securities	—	3,769,099	—	3,769,099
Collateralized Mortgage Obligations	—	2,929,327	—	2,929,327
Corporate Bonds	—	16,791,191	0	16,791,191
Governments/Agencies	—	122,406	—	122,406
Mortgage-Backed Securities	—	686,507	—	686,507
Municipal	—	95,626	—	95,626
U.S. Treasury	—	7,898,237	—	7,898,237
Mutual Funds	144,830,106	3,131,099**	—	147,961,205
TOTAL SECURITIES	$249,465,153	$35,423,492	$0	$284,888,645
OTHER FINANCIAL INSTRUMENTS***	$1,736,543	$687,097	$ —	$2,423,,640
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated limited holdings offered only to registered investment companies and other accredited investors.
**	Includes $3,053,394 of a security transferred from Level 1 to Level 2 because the adviser determined that this security more appropriately meets the definition of Level 2. Transfer shown represents the value of the securities at the beginning of the period.
***	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

Semi-Annual Shareholder Report

Investments in Corporate Bonds
Balance as of December 1, 2010	$0
Accrued discounts/premiums	664
Change in unrealized appreciation (depreciation)	(679)
Transfers in and/or out of Level 3	15[1]
Balance as of April 30, 2011	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at May 31, 2011	$(679)
1	Transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Short-term investments in securities, including $89,726,101 from an affiliated holding, at value (Note 5)	$96,525,796
Long-term investments in securities, at value including $58,235,104 of investments in affiliated holdings (Note 5)	188,362,849
Total investments in securities, at value (identified cost $265,898,436)		$284,888,645
Restricted cash (Note 2)		300,000
Income receivable		459,489
Swaps, at value (premium received $76,543)		98,522
Receivable for investments sold		6,291,786
Receivable for shares sold		415,142
Unrealized appreciation on foreign exchange contracts		1,055,226
Receivable for daily variation margin		857,845
Receivable for periodic payments from swap contracts		10,278
Other receivables		7,534
TOTAL ASSETS		294,384,467
Liabilities:
Payable for investments purchased	$4,910,855
Payable for shares redeemed	294,401
Unrealized depreciation on foreign exchange contracts	466,651
Income distribution payable	27,241
Payable for Directors'/Trustees' fees	304
Payable for distribution services fee (Note 5)	62,429
Payable for shareholder services fee (Note 5)	41,737
Accrued expenses	114,705
TOTAL LIABILITIES		5,918,323
Net assets for 15,597,652 shares outstanding		$288,466,144
Net Assets Consist of:
Paid-in capital		$262,330,367
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		21,341,464
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		4,732,647
Undistributed net investment income		61,666
TOTAL NET ASSETS		$288,466,144
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($146,055,334 ÷ 7,871,380 shares outstanding), no par value, unlimited shares authorized	$18.56
Offering price per share (100/94.50 of $18.56)	$19.64
Redemption proceeds per share	$18.56
Class B Shares:
Net asset value per share ($15,176,632 ÷ 826,799 shares outstanding), no par value, unlimited shares authorized	$18.36
Offering price per share	$18.36
Redemption proceeds per share (94.50/100 of $18.36)	$17.35
Class C Shares:
Net asset value per share ($44,910,549 ÷ 2,455,958 shares outstanding), no par value, unlimited shares authorized	$18.29
Offering price per share	$18.29
Redemption proceeds per share (99.00/100 of $18.29)	$18.11
Class R Shares:
Net asset value per share ($58,148,594 ÷ 3,144,455 shares outstanding), no par value, unlimited shares authorized	$18.49
Offering price per share	$18.49
Redemption proceeds per share	$18.49
Institutional Shares:
Net asset value per share ($24,175,035 ÷ 1,299,060 shares outstanding), no par value, unlimited shares authorized	$18.61
Offering price per share	$18.61
Redemption proceeds per share	$18.61

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Dividends (including $1,426,318 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $389)		$2,493,719
Interest		673,666
Investment income allocated from affiliated partnership (Note 5)		177,143
TOTAL INCOME		3,344,528
Expenses:
Investment adviser fee (Note 5)	$901,845
Administrative fee (Note 5)	154,575
Custodian fees	27,198
Transfer and dividend disbursing agent fees and expenses (Note 2)	306,152
Directors'/Trustees' fees	6,135
Auditing fees	13,362
Legal fees	3,544
Portfolio accounting fees	79,069
Distribution services fee (Note 5)	354,729
Shareholder services fee (Note 5)	244,491
Account administration fee (Note 2)	1,249
Share registration costs	37,161
Printing and postage	48,744
Insurance premiums	2,291
Miscellaneous	4,775
TOTAL EXPENSES	2,185,320
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(127,307)
Waiver of administrative fee (Note 5)	(31,044)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2)	(3,734)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,381)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(163,466)
Net expenses			$2,021,854
Net investment income			1,322,674
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $14,024,009 on sales of investments in affiliated holdings) (Note 5)			23,112,945
Net realized gain on futures contracts			4,408,459
Net realized gain on swap contracts			58,866
Net realized gain/loss allocated from affiliated partnership (Note 5)			38,314
Realized gain distribution from affiliated investment company shares			3,387
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,510,837)
Net change in unrealized appreciation of futures contracts			393,884
Net change in unrealized appreciation of swap contracts			766
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			25,505,784
Change in net assets resulting from operations			$26,828,458

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,322,674	$2,349,778
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	27,621,971	13,571,566
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(2,116,187)	2,048,902
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,828,458	17,970,246
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(868,880)	(158,051)
Class B Shares	(33,236)	(21,313)
Class C Shares	(97,615)	(30,767)
Class R Shares	(223,274)	(50,986)
Institutional Shares	(138,426)	(2,951)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,361,431)	(264,068)
Share Transactions:
Proceeds from sale of shares	51,633,078	81,404,043
Net asset value of shares issued to shareholders in payment of distributions declared	1,265,053	249,752
Cost of shares redeemed	(42,025,760)	(95,388,857)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,872,371	(13,735,062)
Change in net assets	36,339,398	3,971,116
Net Assets:
Beginning of period	252,126,746	248,155,630
End of period (including undistributed net investment income of $61,666 and $100,423, respectively)	$288,466,144	$252,126,746

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2011 (unaudited)

1. ORGANIZATION

Federated Asset Allocation Fund (formerly, Federated Stock and Bond Fund) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended May 31, 2011, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$132,208	$2,255	$1,249
Class B Shares	18,460	1,269	—
Class C Shares	39,603	157	—
Class R Shares	103,669	—	—
Institutional Shares	12,212	53	—
TOTAL	$306,152	$3,734	$1,249
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Fund's domicile and form of organization changed from a Maryland Corporation to a Massachusetts business trust. As of May 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are Semi-Annual Shareholder Report assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2011, is $10,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

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Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	2/4/1998	$11,022	$3,746
Union Central Life Ins. Co., Note, 8.2%, 11/1/2026	3/31/1999	$790,785	$802,863
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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(163,203)*	—	$ —
Equity contracts	Receivable for daily variation margin	1,899,746*	—	—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	1,055,226	Unrealized depreciation on foreign exchange contracts	466,651
Credit contracts	Receivable for periodic payments from swap contracts	10,278	—	—
Credit contracts	Swaps, at value	98,522	—	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,900,569		$466,651
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(361,240)	$ —	$(361,240)
Equity contracts	—	4,769,699	—	4,769,699
Foreign exchange contracts	—	—	(142,403)	(142,403)
Credit contracts	58,866	—	—	58,866
TOTAL	$58,866	$4,408,459	$(142,403)	$4,324,922
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(151,925)	$ —	$(151,925)
Equity contracts	—	545,809	—	545,809
Foreign exchange contracts	—	—	466,703	466,703
Credit contracts	766	—	—	766
TOTAL	$766	$393,884	$466,703	$861,353

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	730,322	$13,250,504	1,596,436	$25,454,229
Shares issued to shareholders in payment of distributions declared	43,513	790,901	9,189	147,485
Shares redeemed	(906,894)	(16,332,931)	(3,164,818)	(50,212,436)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(133,059)	$(2,291,526)	(1,559,193)	$(24,610,722)
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	122,114	$2,190,975	169,159	$2,692,461
Shares issued to shareholders in payment of distributions declared	1,712	30,065	1,269	20,305
Shares redeemed	(168,371)	(3,008,044)	(589,834)	(9,303,277)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(44,545)	$(787,004)	(419,406)	$(6,590,511)
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	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	757,068	$13,477,962	1,210,690	$19,095,474
Shares issued to shareholders in payment of distributions declared	5,187	90,954	1,789	28,514
Shares redeemed	(496,869)	(8,875,967)	(840,318)	(13,222,025)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	265,386	$4,692,949	372,161	$5,901,963
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	655,748	$11,818,571	1,528,082	$24,410,879
Shares issued to shareholders in payment of distributions declared	12,231	219,846	3,172	50,979
Shares redeemed	(721,180)	(13,021,005)	(1,348,117)	(21,519,233)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(53,201)	$(982,588)	183,137	$2,942,625

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	600,759	$10,895,066	628,146	$9,751,000
Shares issued to shareholders in payment of distributions declared	7,263	133,287	154	2,469
Shares redeemed	(43,376)	(787,813)	(71,264)	(1,131,886)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	564,646	$10,240,540	557,036	$8,621,583
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	599,227	$10,872,371	(866,265)	$(13,735,062)

4. FEDERAL TAX INFORMATION

At May 31, 2011, the cost of investments for federal tax purposes was $265,890,819. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $18,997,826. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,390,555 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,392,729.

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At November 30, 2010, the Fund had a capital loss carryforward of $20,009,470 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$125,656
2016	$15,468,975
2017	$4,414,839

As a result of the tax-free transfer of assets from Vintage Balanced Fund, Federated Target ETF Fund 2015, Federated Target ETF Fund 2025 and Federated Target ETF Fund 2035, certain capital loss carryforwards listed above may be limited.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the Adviser voluntarily waived $1,760 of its fee. In addition, for the six months ended May 31, 2011, an affiliate of the adviser reimbursed $3,734 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (the “Sub-Advisers”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2011, FIMCO and FEMCOPA earned fees of $148,459 and $242,559, respectively.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the net fee paid to FAS was 0.090% of average daily net assets of the Fund. FAS waived $31,044 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$55,959
Class C Shares	156,318
Class R Shares	142,452
TOTAL	$354,729

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2011, FSC retained $12,103 of fees paid by the Fund.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2011, FSC retained $11,869 in sales charges from the sale of Class A Shares. FSC also retained $345 of CDSC relating to redemption of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors. Inc. received $914 of Service Fees for the six months ended May 31, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Services Fees. For the six months ended May 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$174,117
Class B Shares	18,740
Class C Shares	51,634
TOTAL	$244,491

For the six months ended May 31, 2011, FSSC received $26,830 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.05%, 2.05%, 1.75% and 1.00% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended May 31, 2011, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $28,336.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2011, the Adviser reimbursed $125,547. Transactions involving affiliated holdings during the six months ended May 31, 2011, were as follows:

Affiliates	Balance of Shares Held 11/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income/ Affiliated Investment Income
Emerging Markets Fixed Income Core Fund	189,860	—	—	189,860	$5,408,702	$215,457*
Federated InterContinental Fund, Institutional Shares	276,859	2,328	—	279,187	14,883,464	115,422
Federated Mid Cap Growth Strategies Fund, Institutional Shares	401,648	—	401,648	—	—	—
Federated Mortgage Core Portfolio	923,667	525,966	—	1,449,633	14,713,779	261,170
Federated Prime Value Obligations Fund, Institutional Shares	33,132,233	114,156,214	57,562,346	89,726,101	89,726,101	57,077
Federated Project and Trade Finance Core Fund	305,951	8,101	—	314,052	3,131,099	80,672**
High Yield Bond Portfolio	2,802,841	740,412	525,526	3,017,727	20,098,060	915,364
TOTAL OF AFFILIATED TRANS- ACTIONS	38,033,059	115,433,021	58,489,520	94,976,560	$147,961,205	$1,645,162

*	Includes a capital gains distribution of $38,314.
**	Includes a capital gains distribution of $3,387.
Semi-Annual Shareholder Report

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2011, the Fund's expenses were reduced by $1,381 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2011, were as follows:

Purchases	$188,314,898
Sales	$235,444,525

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

10. Subsequent events

On April 14, 2011, the Trustees approved the reorganization of Managed Portfolio, a portfolio of EquiTrust Series Fund, Inc. into the Fund. The transfer of assets from the Managed Portfolio into the Fund occurred after the close of business on July 15, 2011.

Additionally, the January 31, 2012 date in the definition of “Termination Date,” as presented on page 48 of this Semi-Annual Report under the section entitled Expense Limitation, shall be deemed changed to May 31, 2012, with respect to the Class A Shares and Institutional Shares only of the Fund.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated asset allocation fund (the “Fund”)

(formerly, Federated Stock and Bond Fund)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Semi-Annual Shareholder Report

Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Semi-Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the three and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Asset Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31422C108
Cusip 31422C207
Cusip 31422C306
Cusip 31422C405
Cusip 31422C504

8080105 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Asset Allocation Fund

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	July 19, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011